Income taxes	6 Months Ended
Jun. 30, 2020
Income taxes
Income taxes

13. Income taxes

The current income tax liability amounts to € 65,000 at June 30, 2020 (December 31, 2019: €  64,000). No significant temporary differences exist between accounting and tax results. Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which are uncertain. Accordingly, the Company has not yet recognized any deferred tax asset related to operating losses.